SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

16.	SUBSEQUENT EVENTS
These Consolidated Financial Statements include a discussion of material events, if any, which have occurred subsequent to December 31, 2014 (referred to as subsequent events) through the issuance of the Consolidated Financial Statements.

On January 22, 2015, the Company consummated the acquisition of a four property portfolio, the “CSL Portfolio” for total consideration of $36,299. The CSL Portfolio consists of four IL-only properties and will be included in the Company's Managed Properties segment.

The following table illustrates the effect of the CSL Portfolio acquisition on revenues and pre-tax net income as if they had been consummated as of January 1, 2013:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Revenues	$9,846	$9,582
Pre-tax net Income (loss)	$(548)	$(676)

On December 21, 2014, the Company entered into a Purchase and Sale Agreement with an affiliate of Hawthorn Retirement Group LLC to acquire 17 IL-only properties for approximately $435,000 in cash, subject to customary adjustments and prorations, which the Company intends to integrate into the Managed Properties segment. The acquisition is subject to various conditions, including the completion of due diligence, and is expected to close in March 2015.